UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  April 1, 2019 – September 30, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

NORTH SQUARE GLOBAL RESOURCES & INFRASTRUCTURE FUND

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, www.northsquareinvest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Fund toll-free at 1-855-551-5521.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call the Fund toll-free at 1-855-551-5521 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

North Square Investments | www.northsquareinvest.com

North Square Global Resources & Infrastructure Fund

Table of Contents

Fund Performance	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Supplemental Information	16
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Global Resources & Infrastructure Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Global Resources & Infrastructure Fund
FUND PERFORMANCE at September 30, 2019 (Unaudited)

		Average Annual
Total Returns					Since	Inception
as of September 30, 2019	6 Months	1 Year	3 Year	5 Year	Inception	Date
Before deducting maximum sales charge
Class A1	(7.08)%	(14.89)%	1.77%	(0.58)%	2.13%	09/28/12
Class I2	(7.06)%	(14.69)%	2.01%	(0.33)%	2.39%	09/28/12
After deducting maximum sales charge
Class A1	(12.43)%	(19.78)%	(0.22)%	(1.75)%	1.27%	09/28/12
MSCI ACWI Index	3.59%	1.38%	9.71%	6.65%	8.83%	09/28/12
S&P Global Natural Resources Index	(4.81)%	(10.98)%	6.97%	1.11%	1.01%	09/28/12

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent  deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or CDSC.

On May 10, 2019, the North Square Global Resources and Infrastructure Fund (the “Fund”) acquired the assets and liabilities of the Oak Ridge Global Resources and Infrastructure Fund (the “Predecessor Fund”). Prior to July 1, 2017, the shares were part of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Acquired Fund”), a separate series of the RidgeWorth Funds.

The performance data quoted here represents past performance, and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.  Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 2.57% and 1.40%, respectively, and for Class I shares were 2.32% and 1.15%, respectively, which were the amounts stated in the current prospectus dated July 29, 2019. For the Fund’s current period expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.40% and 1.15% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until May 10, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Global Resources & Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 99.5%

	AUSTRALIA – 5.0%
9,400	BHP Group Ltd. – ADR	$464,172

	BRAZIL – 4.9%
19,864	BRF SA – ADR*	181,954
15,243	Ultrapar Participacoes SA – ADR	68,136
17,730	Vale SA – ADR	203,895
		453,985

	CANADA – 9.2%
11,521	Barrick Gold Corp.	199,659
4,363	Canadian Natural Resources Ltd.	116,187
1,664	Enbridge Inc.	58,373
4,636	Nutrien Ltd.	231,244
5,716	Suncor Energy, Inc.	180,511
1,405	TC Energy Corp	72,765
		858,739

	FRANCE – 3.8%
6,836	TOTAL SA – ADR	355,472

	IRELAND – 0.9%
2,710	Smurfit Kappa Group PLC	81,102

	ITALY – 1.5%
4,563	Eni SpA – ADR	139,126

	LUXEMBOURG – 0.8%
5,417	ArcelorMittal – ADR	77,138

	NETHERLANDS – 5.0%
7,965	Royal Dutch Shell PLC – Class A – ADR	468,740

	REPUBLIC OF KOREA – 0.3%
658	POSCO – ADR	31,031

	RUSSIAN FEDERATION – 0.7%
850	LUKOIL PJSC – ADR	70,321

	SWITZERLAND – 2.7%
85,240	Glencore plc	256,513

	UNITED KINGDOM – 10.3%
12,885	Anglo American PLC*	296,448
12,500	BP p.l.c – ADR	474,875
3,670	Rio Tinto plc – ADR	191,170
		962,493

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	UNITED STATES – 54.4%
948	Air Products & Chemicals, Inc.	$210,323
2,710	Alcoa Corp.*	54,390
6,042	Archer-Daniels-Midland Co.	248,145
2,505	Bunge Ltd.	141,833
654	Caterpillar, Inc.	82,607
3,719	CF Industries Holdings, Inc.	182,975
2,713	Cheniere Energy, Inc.*	171,082
2,330	Chevron Corp.	276,338
1,362	ConocoPhillips	77,607
1,466	Corteva, Inc.*	41,048
1,400	Deere & Co.	236,152
1,336	Dow, Inc.	63,660
1,086	DuPont de Nemours, Inc.	77,443
2,442	EOG Resources, Inc.	181,245
4,852	Exxon Mobil Corp.	342,600
25,637	Freeport-McMoRan, Inc.*	245,346
4,840	Green Plains, Inc.	51,280
4,893	Halliburton Co.	92,233
2,840	International Paper Co.	118,769
4,645	Kinder Morgan, Inc. of Delaware	95,733
600	LyondellBasell Industries N.V. – Class A	53,682
4,252	Marathon Petroleum Corp.	258,309
2,310	Newmont Goldcorp Corp.	87,595
6,500	Noble Energy, Inc.	145,990
2,259	Nucor Corp.	115,006
2,869	Olin Corp.	53,708
688	Packaging Corp of America	72,997
1,254	Phillips 66	128,410
2,023	Pioneer Natural Resources Co.	254,433
2,126	Schlumberger Ltd.	72,645
1,000	Southern Copper Corp.	34,130
5,346	Steel Dynamics, Inc.	159,311
3,760	United States Steel Corp.	43,428
801	Valero Energy Corp.	68,277
760	Vulcan Materials Co.	114,942
4,257	WestRock Co.	155,168
9,937	Weyerhaeuser Co.	275,255
		5,084,095
	TOTAL COMMON STOCKS
	(Cost $9,405,056)	9,302,927

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2019 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 0.5%
45,722	First American Treasury Obligations Fund – Class X, 1.87%[1]	$45,722
	TOTAL SHORT-TERM INVESTMENT
	(Cost $45,722)	45,722
	TOTAL INVESTMENTS – 100.0%
	(Cost $9,450,778)	9,348,649
	Other Assets in Excess of Liabilities – 0.0%	2,130
	TOTAL NET ASSETS – 100.0%	$9,350,779

ADR – American Depositary Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company
*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
SUMMARY OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Energy	45.2%
Materials	44.8%
Consumer Staples	6.1%
Industrials	3.4%
Total Common Stocks	99.5%
Short-Term Investment	0.5%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $9,450,778)	$9,348,649
Receivables:
Dividends and interest	28,841
Due from Advisor (Note 4)	13,336
Prepaid Expenses	12,962
Total assets	9,403,788

Liabilities:
Payables:
Fund administration fees	18,550
Auditing fees	9,200
Shareholder reporting fees	6,503
Shareholder servicing fees (Note 6)	4,452
Due to custodian	5,291
Custody fees	1,971
Chief Compliance Officer fees (Note 4)	1,315
Distribution fees – Class A (Note 7)	1,008
Accrued other expenses	4,719
Total liabilities	53,009

Net Assets	$9,350,779

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,722,022
Total distributable earnings (loss)	(1,371,243)
Net Assets	$9,350,779

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,465,406
Shares of beneficial interest issued and outstanding	232,769
Redemption price	$10.59
Maximum sales charge (5.75% of offering price)*	$0.65
Maximum offering price to public	$11.24

Class I Shares:
Net assets applicable to shares outstanding	$6,885,373
Shares of beneficial interest issued and outstanding	645,500
Redemption price	$10.67

*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,575)	$241,031
Interest	578
Total investment income	241,609

Expenses:
Advisory fees (Note 4)	66,219
Fund administration fees	31,716
Registration fees	27,576
Transfer agent fees and expenses	18,555
Shareholder servicing fees (Note 6)	9,757
Auditing fees	9,200
Legal fees	7,072
Custody fees	4,370
Shareholder reporting fees	4,136
Chief Compliance Officer fees (Note 4)	3,791
Trustees' fees and expenses	3,744
Distribution fees – Class A (Note 7)	3,228
Miscellaneous	1,750
Insurance fees	1,024
Total expenses	192,138
Less advisory fees waived & expenses reimbursed	(112,865)
Net expenses	79,273
Net investment income	162,336

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(861,759)
Foreign currency translation	(2,461)
Net realized loss	(864,220)
Net change in unrealized appreciation/depreciation on:
Investments	(455,499)
Foreign currency translation	134
Net change in unrealized appreciation/depreciation	(455,365)
Net realized and unrealized loss	(1,319,585)

Net Decrease in Net Assets Resulting from Operations	$(1,157,249)

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$162,336	390,647
Net realized gain (loss) on investments and foreign currency translation	(864,220)	(251,845)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translation	(455,365)	(1,515,390)
Net decrease in net assets resulting from operations	(1,157,249)	(1,376,588)

Distributions to Shareholders:
Distributions:
Class A	—	(54,238)
Class I	—	(338,608)
Total	—	(392,846)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,015	20,666
Class I	246,001	2,831,291
Reinvestment of Distributions:
Class A	—	54,238
Class I	—	322,580
Cost of shares redeemed:
Class A	(158,601)	(82,791)
Class I	(6,426,090)	(6,570,928)
Net decrease in net assets from capital transactions	(6,333,675)	(3,424,944)
Total decrease in net assets	(7,490,924)	(5,194,378)

Net Assets:
Beginning of period	16,841,703	22,036,081
End of period	$9,350,779	$16,841,703

Capital Share Transactions:
Shares sold:
Class A	468	1,792
Class I	21,528	237,193
Shares reinvested:
Class A	—	5,117
Class I	—	30,261
Shares redeemed:
Class A	(14,499)	(6,668)
Class I	(599,537)	(578,107)
Net decrease in capital share transactions	(592,040)	(310,412)

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the				For the Period
	Period Ended				December 1,	For the Year Ended
	September 30, 2019	For the Year Ended March 31,			2015** through	November 30,
	(Unaudited)	2019	2018	2017	March 31, 2016	2015	2014
Net asset value, beginning of period	$11.40	$12.33	$11.50	$9.03	$9.90	$11.83	$11.49
Income from Investment Operations:
Net investment income[1]	0.12	0.20	0.15	0.08	0.07	0.11	0.10
Net realized and unrealized gain (loss)	(0.93)	(0.90)	0.75	2.59	(0.76)	(1.90)	0.34
Total from investment operations	(0.81)	(0.70)	0.90	2.67	(0.69)	(1.79)	0.44
Less Distributions:
From net investment income	—	(0.18)	(0.07)	(0.20)	(0.18)	(0.14)	(0.02)
From return of capital	—	—	—	—	—	—	(0.03)
From net realized gain	—	(0.05)	—	—	—	—	(0.05)
Total distributions	—	(0.23)	(0.07)	(0.20)	(0.18)	(0.14)	(0.10)
Net asset value, end of period	$10.59	$11.40	$12.33	$11.50	$9.03	$9.90	$11.83
Total return[2]	(7.08)%[3]	(5.58)%	7.88%	29.72%	(7.01)%[3]	(15.14)%	3.84%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,465	$2,814	$3,039	$1,409	$1,250	$1,756	$3,033
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.10%[4]	2.57%	2.68%	2.54%	14.70%[4]	3.67%	3.54%
After fees waived and expenses absorbed	1.40%[4]	1.40%	1.40%	1.40%	1.53%[4]	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.55%	0.52%	(0.02)%	(0.35)%	(10.83)%[4]	(1.09)%	(1.06)%
After fees waived and expenses absorbed	2.25%[4]	1.69%	1.26%	0.79%	2.34%[4]	0.98%	0.88%
Portfolio turnover rate[5]	3%[3]	20%	59%	52%	23%[3]	19%	24%

*
Financial information from April 1, 2012 through June 30, 2017 is for the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, which was reorganized into the Oak Ridge Global Resources & Infrastructure Fund as of the close of business June 30, 2017.

**	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the Predecessor Fund.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the				For the Period
	Period Ended				December 1,	For the Year Ended
	September 30, 2019	For the Year Ended March 31,			2015** through	November 30,
	(Unaudited)	2019	2018	2017	March 31, 2016	2015	2014
Net asset value, beginning of period	$11.47	$12.38	$11.54	$9.04	$9.91	$11.84	$11.50
Income from Investment Operations:
Net investment income[1]	0.15	0.24	0.18	0.12	0.07	0.14	0.13
Net realized and unrealized gain (loss)	(0.95)	(0.90)	0.76	2.58	(0.76)	(1.90)	0.34
Total from investment operations	(0.80)	(0.66)	0.94	2.70	(0.69)	(1.76)	0.47
Less Distributions:
From net investment income	—	(0.20)	(0.10)	(0.20)	(0.18)	(0.17)	(0.04)
From return of capital	—	—	—	—	—	—	(0.04)
From net realized gain	—	(0.05)	—	—	—	—	(0.05)
Total distributions	—	(0.25)	(0.10)	(0.20)	(0.18)	(0.17)	(0.13)
Net asset value, end of period	$10.67	$11.47	$12.38	$11.54	$9.04	$9.91	$11.84
Total return[2]	(7.06)%[3]	(5.25)%	8.20%	30.02%	(6.93)%[3]	(14.92)%	4.12%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,885	$14,028	$18,997	$7,421	$1,955	$3,336	$12,532
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.85%[4]	2.32%	2.43%	2.38%	14.19%[4]	3.42%	3.29%
After fees waived and expenses absorbed	1.15%[4]	1.15%	1.15%	1.15%	1.28%[4]	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.80%[4]	0.77%	0.23%	(0.11)%	(10.39)%[4]	(0.84)%	(0.81)%
After fees waived and expenses absorbed	2.50%[4]	1.94%	1.51%	1.12%	2.52%[4]	1.23%	1.13%
Portfolio turnover rate[5]	3%[3]	20%	59%	52%	23%[3]	19%	24%

*
Financial information from April 1, 2012 through June 30, 2017 is for the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, which was reorganized into the Oak Ridge Global Resources & Infrastructure Fund as of the close of business June 30, 2017.

**	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the Predecessor Fund.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying Notes to Financial Statements.

North Square Global Resources & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited)

Note 1 – Organization

The North Square Global Resources & Infrastructure Fund (the “Fund”) was organized as a diversified series of the North Square Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital. The Fund currently offers two classes of shares: Class A and Class I commenced operations on September 28, 2012. On May 10, 2019, the Fund acquired the assets and liabilities of the Oak Ridge Global Resources and Infrastructure Fund (the “Predecessor Fund”). Prior to July 1, 2017 the shares were part of RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Acquired Fund”) a separate series of RidgeWorth Funds. Class C shareholders received Class A shares effective as of the close of business on June 30, 2017.

The Fund commenced investment operations on July 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was a transfer of 155,132 shares of the Fund’s Class A shares and a transfer of 559,106 shares of the Fund’s Class I shares in exchange for the net assets of the Acquired Fund, at $7,721,484. This exchange was nontaxable. The primary net assets received by the Fund were cash, receivables and securities of the Acquired Fund with a fair value of $8,349,279 (identified cost of investments transferred was $8,194,106). The Fund’s liabilities were also assumed. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

North Square Global Resources & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2019 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c)  Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended March 31, 2016-2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)  Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40%, and 1.15% of the Fund’s average daily net assets for Class A and Class I shares, respectively. This agreement is in effect until May 10, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees.

North Square Global Resources & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2019 (Unaudited)

For the period ended September 30, 2019, the Advisor waived a portion of its advisory fees totaling $112,865. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2019, the amount of these potentially recoverable expenses was $535,139. The Advisor may recapture all or a portion of this amount no later than March 31 of the years stated below:

2021	$182,936
2022	239,338
2023	112,865
Total	$535,139

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“GFS”) serves as the Fund’s fund accountant, transfer agent and administrator. U.S. Bank, N.A., serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended September 30, 2019 are reported on the Statement of Operations.

Compass Distributors LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Cipperman Compliance Services provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2019 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$9,450,778
Gross unrealized appreciation	$1,047,595
Gross unrealized depreciation	(1,149,724)
Net unrealized depreciation on investments	$(102,129)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no permanent differences between book and tax accounting.

As of March 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$142,032
Undistributed long-term capital gains	—
Accumulated earnings	142,032
Accumulated capital and other losses	(682,484)
Net unrealized appreciation on investments	326,615
Net unrealized depreciation on foreign currency translations	(196)
Total accumulated deficit	$(214,033)

North Square Global Resources & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2019 (Unaudited)

The tax character of distributions paid during the period ended September 30, 2019 and fiscal year ended March 31, 2019, were as follows:

	For the period ended
	September 30, 2019	March 31, 2019
Distributions paid from:
Ordinary income	$—	$318,531
Net long-term capital gains	—	74,315
Total distributions paid	$—	$392,846

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of March 31, 2019, the Fund had $682,484 of post- October losses, which are deferred until April 1, 2019 for tax purposes.

During the fiscal year ended March 31, 2019, the Fund utilized $290,345 of short-term non-expiring capital loss carryovers.

Note 5 – Investment Transactions

For the period ended September 30, 2019, purchases and sales of investments, excluding short-term investments, were $423,635 and $7,684,549, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended September 30, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Class A shares, payable to Compass Distributors LLC. Class I does not pay any distribution fees.

For the period ended September 30, 2019, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

North Square Global Resources & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2019 (Unaudited)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$9,302,927	$—	$—	$9,302,927
Short-Term Investment	45,722	—	—	45,722
Total Investments	$9,348,649	$—	$—	$9,348,649

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

North Square Global Resources & Infrastructure Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Management and Sub-Advisory Agreements

At its organizational meeting held on August 24, 2018 (the “Organizational Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve for an initial two-year period: (i) a proposed investment management agreement (the “Management Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of the North Square Global Resources & Infrastructure Fund (the “Fund”); and (ii) a proposed investment sub-advisory agreement between the Adviser and  Capital Innovations, LLC (“Capital Innovations” or the “Sub-Adviser”), with respect to North Square Global Resources & Infrastructure Fund. The Adviser and the Sub-Adviser are collectively referred to as the “Advisers.” The investment sub-advisory agreement with the Sub-Adviser is referred to as the “Sub-Advisory Agreement” and the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Fund was a newly-organized investment portfolio of the Trust and successor to a corresponding series of Investment Managers Series Trust (the “Predecessor Fund”). It is planned that following the vote of the Predecessor Fund shareholders, the Fund acquired the assets and liabilities of its corresponding Predecessor Fund through a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund adopted the performance and financial history of its corresponding Predecessor Fund. In addition, North Square Investments replaced Oak Ridge Investments as the investment adviser to the Predecessor Fund and Capital Innovations continued to serve as the sub-adviser to the Fund. The Fund has the same portfolio management team and contractual management fee and sub-advisory fee (as applicable) as those of the Predecessor Fund. The terms and conditions of the Management Agreement are materially the same as those of the investment advisory agreement (the “Predecessor Advisory Agreement”) between Investment Managers Series Trust, on behalf of the Predecessor Fund, and Oak Ridge Investments. Similarly, the terms and conditions of the Sub-Advisory Agreement is materially the same as that of the sub-advisory agreement (the “Predecessor Sub-Advisory Agreement” and together with the Predecessor Advisory Agreement, the “Predecessor Agreements”) between Oak Ridge Investments and Capital Innovations, with respect to the sub-advised Predecessor Fund.

In the months preceding the Organizational Meeting, the Board requested and reviewed responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to the Fund, including the fact that the Predecessor Agreements were most recently considered and approved by the board of trustees of Investment Managers Series Trust at an in-person meeting held on June 20-21, 2018. The Board also considered the materials and in-person presentations by Fund officers and representatives of the Advisers received at the Organizational Meeting concerning the Agreements.

In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Fund. The Independent Trustees were also separately assisted by independent legal counsel, from whom they received separate legal advice and with whom they met separately. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board noted the non-investment advisory services to be provided by the Adviser consistent with the terms of the Management Agreements, including the supervision and coordination of the Fund’s services providers and the provision of related administrative and other services. The Board considered each Adviser’s reputation, organizational structure, resources and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the Fund. The Board considered the Advisers’ professional personnel who will provide services to the Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the compliance programs and compliance records of the Advisers. The Board noted the Advisers’ support of the Fund’s compliance control structure, including the resources that will be devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

The Board considered that the Adviser and Oak Ridge Investments had recently entered into an Asset Purchase Agreement for the sale of certain of the distribution and asset management-related business assets of Oak Ridge Investments, along with the transfer of over

North Square Global Resources & Infrastructure Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

twenty employees from Oak Ridge Investments to the Adviser, including the senior executives primarily responsible for sales, marketing, operations and distribution activities (the “Acquisition”). The Board evaluated the anticipated impact of the Acquisition on the nature, extent and quality of services to be provided to the Funds by the Adviser and Oak Ridge Investments.

With respect to the Adviser, the Board considered the Fund’s proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser would have under this structure, including monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement.

With respect to the Sub-Adviser, which provides certain day-to-day portfolio management services for the Fund, subject to oversight by the Adviser, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Adviser’s method for compensating the portfolio managers. Moreover, the Board considered that the Adviser would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio managers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the Management Agreement and the Sub-Advisory Agreement.

Fund Performance

The Board noted that the Fund is newly formed and did not have prior performance records but considered the performance of the Fund’s corresponding Predecessor Fund, which was previously managed by Oak Ridge Investments. The Board reviewed the performance of the Predecessor Fund over different time periods presented in the materials and evaluated the Adviser’s analysis of the Predecessor Fund’s performance for these time periods, recognizing that the Fund is expected to assume the performance history of its Predecessor Fund.

The Board considered information and materials provided to the Board by the Advisers concerning Predecessor Fund performance, as well as information from Morningstar Inc. (“Morningstar”), an independent provider of investment company data, comparing the investment performance of the Predecessor Fund to an appropriate benchmark index, and to a universe of peer funds as determined by Morningstar (the “Universe”) and a more focused peer group of funds selected from the Universe by Morningstar (the “Peer Group”). The Board received a description of the methodology used by Morningstar to select the funds in the Predecessor Fund’s Peer Group and Universe and considered potential imprecision resulting from the selection methodology. For details regarding the Predecessor Fund’s performance for various periods ended March 31, 2018, see the Fund’s synopsis below.

The Board received information concerning, and discussed factors contributing to, the performance of the Predecessor Fund relative to its respective benchmarks and Universe for the relevant periods. The Board took note of the explanations for any relative underperformance of the Predecessor Fund during these periods, including with respect to investment decisions and market factors that affected the Predecessor Fund’s investment performance.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund, as applicable.

Management Fees and Expenses

The Board reviewed and considered the proposed management fee rate to be paid by the Fund to the Adviser under the Management Agreement and the Fund’s anticipated total expense ratio. The Board noted that the Fund’s proposed contractual management fee rate was identical to its Predecessor Fund’s contractual management fee rate. The Board also noted that the Fund’s anticipated total net expense ratio was identical to its Predecessor Fund’s total net expense ratio as a result of the Adviser’s contractual agreement to limit the Fund’s total operating expenses to specified levels for a period of at least two years from the date of the Reorganization. The Board also reviewed and considered the proposed sub-advisory fee rate to be paid by the Adviser to the Sub-Adviser for sub-advisory services. The Board reviewed information from Morningstar comparing the Fund’s proposed management fee rate and anticipated total expense ratio relative to a group of its peer funds as determined by Morningstar.  The peer group for expense comparison was prepared and

North Square Global Resources & Infrastructure Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

determined at a different time and differs in part from the performance peer group. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar assisted the Board in evaluating the reasonableness of the Fund’s proposed fees and anticipated total expense ratio. For details regarding the Fund’s expenses, see the synopsis below.

The Board also received and considered information about the portion of the management fee that will be retained by the Adviser after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered that this amount was identical to the portion of the management fee that was retained by Oak Ridge Investments as investment advisor to the sub-advised Predecessor Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that will be retained and risks that will be assumed by Adviser and not delegated to or assumed by the Sub-Adviser, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees to be paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the Adviser’s projected costs of sponsoring the Fund and the projected profitability to the Adviser from providing services to the Fund. The Adviser reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. The Board noted that the levels of profitability reported on a fund-by-fund basis may be affected by numerous factors including, among other things, the size, type and age of the Fund and fee waivers and expense reimbursements by the Adviser. The Board also received information relating to the operations and projected profitability to the Sub-Adviser from providing services to the Fund. The Board considered representations from the Adviser and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length basis and that the sub-advisory fees would be paid by the Adviser and not the Fund. Accordingly, the Board concluded that the projected profitability of the Sub-Adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

Based on its review, the Board did not deem the projected profits reported by the Advisers from services to be provided to the Fund to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board received and considered information about the potential for the Adviser to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits may be shared with shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for the Fund which reduce fee rates as the Fund’s assets grow over time. The Board considered that in addition to management fee breakpoints, the Adviser may share potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that the Adviser’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than subadvisory fees, that the Sub-Adviser and its affiliates may receive because of their relationship with the Fund, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients, as well as other benefits from increases in assets under management.

North Square Global Resources & Infrastructure Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable.

Fund Factors

North Square Global Resources & Infrastructure Fund

•	The Board noted that the Predecessor Fund’s performance was covered at a separate time. Its performance reflected positively to its Peer Group. It was ranked with four stars by Morningstar at that time. The Board also noted that the Predecessor Fund’s performance was ahead of its benchmark for the 1- and 3-year periods for the period since inception.

•
The Board noted that the Fund’s proposed management fee rate was below the median rate of the Peer Group. The Board noted that the Fund’s anticipated total net expense ratio was below the median rate of the Peer Group.

Conclusion

At the Organizational Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Agreements.

North Square Global Resources & Infrastructure Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521 or on the Fund’s website at www.northsquareinvest.com. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Independent Trustees
David B. Boon	Trustee	08/2018 to present	Chief Financial Officer and Managing	7	N/A
(1960)			Director, Eagle Capital Management, LLC
(since 2018); Chief Financial Officer and
Partner, Cedar Capital, LLC (2013 – 2018);
Managing Director, Putnam Investment
Management, LLC (2000 – 2013).
Donald J. Herrema	Chairman of the	08/2018 to present	Vice Chair and Chief Investment Officer,	7	Chairman (since 2013)
(1952)	Board and Trustee		Independent Life Insurance Company		and Director
			(since 2018); Financial Services Executive,		(since 2009), TD Asset
			Advisor and Founder of BlackSterling		Management USA Funds
			Partners, LLC (private investments and		Inc.; Director, Abel Noser
			advisory firm) (since 2004); Executive Vice		Holdings, LLC (since
			Chairman and Senior Advisor at Kennedy		2016); Member, USC
			Wilson (real estate investment company)		Marshall Business School
			(2009 – 2016).		Board (since 2010);
President and
Trustee, Christ Church
(2008 – 2016); Director,
Lepercq de Neuflize
(2009 – 2016); Chairman
and Trustee Emeritus
(since 2014), Trustee
(1995 – 2014), Whittier
College; Director, FEG
Investment Advisors
(since 2017); Director,
Independent Life
Insurance Company
(since 2018).
Catherine A. Zaharis	Trustee	08/2018 to present	Director, Professional/Employer Development,	7	Director, The
(1960)			Finance Department (since 2015), Adjunct		Vantagepoint Funds
			Lecturer (since 2010), and Business Director,		(2015 – 2016).
MBA Finance Career Academy (2008 – 2015),
University of Iowa, Tippie College of Business;
Chair (2013 – 2016), Director (1999 – 2016),
and Investment Committee Member (1999 –
2013) and Chair (2003 – 2013),
University of Iowa Foundation.
Interested Trustees[d]
Mark D. Goodwin	Trustee and	08/2018 to present	Chief Executive Officer, North Square	7	N/A
(1964)	President		Investments LLC (since July 2018); President
and Chief Operating Officer (2015 – July 2018)
and Executive Vice President (2014 – 2015),
Oak Ridge Investments, LLC; Chief Operating
Officer, AmundiPioneer Asset Management Inc.
(2005 – 2014).

North Square Global Resources & Infrastructure Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Officers of the Trust:
Alan E. Molotsky	Treasurer	08/2018 to present	Chief Financial Officer, Chief Compliance Officer,	N/A	N/A
(1956)	and		General Counsel and Senior Managing Director,
	Secretary		North Square Investments, LLC (since July 2018);
Chief Financial Officer, Chief Compliance Officer,
General Counsel and Executive Vice President,
Oak Ridge Investments LLC (2004 – July 2018).
David J. Gaspar	Vice	08/2018 to present	Chief Operations and Information Officer and	N/A	N/A
(1954)	President		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Operations Officer, Chief Information Officer,
Chief Information Security Officer and Executive
Vice President, Oak Ridge Investments, LLC
(2000 – July 2018).
Douglas N. Tyre	Chief	09/2018 to present	Assistant Compliance Director, Cipperman	N/A	N/A
(1980)	Compliance		Compliance Services, LLC (since 2014);
	Officer		Client Services & Operations Specialist
and Senior Associate, Echo Point Investment
Management LLC (2010 – 2014).

a	The business address of each Trustee and officer is c/o North Square Investments, LLC, 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603.
b	Trustees and officers serve until their successors are duly elected and qualified.
c
The term “Fund Complex” applies to the seven portfolios that currently comprise the Trust, which consists of the North Square Global Resources & Infrastructure Fund and the six funds with a fiscal year end of May 31st: North Square Oak Ridge Small Cap Growth Fund, North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Oak Ridge Disciplined Growth Fund, North Square Multi Strategy Fund, and North Square Oak Ridge Dividend Growth Fund.

d	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Advisor.

North Square Global Resources & Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from April 1, 2019 to September 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Global Resources & Infrastructure Fund		4/1/19	9/30/19	4/1/19 – 9/30/19
Class A	Actual Performance	$1,000.00	$929.20	$6.75
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$7.06
Class I	Actual Performance	$1,000.00	$929.40	$5.55
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.25	$5.81

*
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Global Resources & Infrastructure Fund

Advisor
North Square Investments
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Advisor
Capital Innovations, LLC
325 Forest Grove Drive, Suite 100
Pewaukee, Wisconsin 53072

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Ste 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

 (This Page Intentionally Left Blank.)

FUND INFORMATION

	Ticker	CUSIP
North Square Global Resources & Infrastructure Fund – Class A	INNAX	66263L 106
North Square Global Resources & Infrastructure Fund – Class I	INNNX	66263L 205

Privacy Principles of the North Square Global Resources & Infrastructure Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Global Resources & Infrastructure Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi- annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (855) 551-5521.

North Square Global Resources & Infrastructure Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:     December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:     December 5, 2019

By:          /s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:     December 5, 2019